Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Jfc [Member]	Aug. 31, 2011 Seller Of Csp [Member]	Jul. 07, 2011 Scp Private Equity Management Company [Member]	Dec. 31, 2012 China Development Group Llc [Member]
Related Party Transaction [Line Items]
Note payable due to related parties	$ 0	$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Interest Rate Increase			1
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			11.00%
Long-term Line of Credit				750,000
Principal and Accrued Interest Payable					1,200,000
Line of credit due to related party	755,000	0
Note payable to related party	250,000	0
Share issued to repay related part debt	253,288
Related party equity method investment ownership percentage						50.00%
Related Party Transaction, Amounts of Transaction						310,125
Debt Credit Available After Repayment Least			$ 5,000,000